BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DOLLAR THRIFTY (Details 2)	12 Months Ended
	Dec. 31, 2012 Furniture and equipment Minimum	Dec. 31, 2012 Furniture and equipment Maximum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Buildings and improvements Minimum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Buildings and improvements Maximum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Furniture and equipment Minimum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Furniture and equipment Maximum
Property and Equipment
Estimated useful lives	1 year	15 years	10 years	30 years	1 year	7 years